Significant basis of preparation and accounting policies - Summary of impact on cash flow statement as a result of adoption of ifrs 7 (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure in tabular form of impact on cash flow statement as a result of adoption of IFRS 7 [line items]
Cash and cash equivalents, beginning of the period	₩ 20,613,073	$ 16,356,985	₩ 17,343,237	₩ 17,753,709
Increase in cash flows from operating activities	13,606,075	10,796,759	3,269,836	(410,472)
Increase in exchange rate changes on cash and cash equivalents denominated in foreign currencies	30,860	24,489	1,061,251	(1,072,912)
Cash and cash equivalents, end of the period	34,219,148	$ 27,153,744	20,613,073	17,343,237
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | IFRS 7 [member]
Disclosure in tabular form of impact on cash flow statement as a result of adoption of IFRS 7 [line items]
Cash and cash equivalents, beginning of the period	13,047,255		7,352,253
Increase in cash flows from operating activities	9,981,310		5,600,710
Increase in exchange rate changes on cash and cash equivalents denominated in foreign currencies	(63,403)		94,292
Net increase in cash and cash equivalents	9,981,310		5,600,710
Cash and cash equivalents, end of the period	₩ 22,965,162		₩ 13,047,255	₩ 7,352,253